Average Annual Total Returns - FidelitySeriesShort-TermCreditFund-PRO - FidelitySeriesShort-TermCreditFund-PRO - Fidelity Series Short-Term Credit Fund	Oct. 30, 2024
Fidelity Series Short-Term Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.07%
Past 5 years	2.33%
Since Inception	1.87%	[1]
Fidelity Series Short-Term Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.87%
Past 5 years	1.38%
Since Inception	1.03%	[1]
Fidelity Series Short-Term Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.57%
Past 5 years	1.39%
Since Inception	1.07%	[1]
IX139
Average Annual Return:
Past 1 year	5.28%
Past 5 years	2.03%
Since Inception	1.80%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%

[1]	A From March 27, 2015 .